Tax situation (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit before income tax	$ 92,545	$ (255,237)	$ (340,549)
Income tax rate	29.50%	32.00%	32.00%
Expected income tax expense	$ 12,797	$ 46,710	$ 10,957
Non - deductible expenses			19,534
Royalty case			0
Special mining tax and mining royalties			(4,672)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 26% to 29.5%)	0	(1,431)	2,347
Income tax true - ups			(6,082)
Others	16,513	6,577	4,447
Current and deferred income tax charges to results	263,433	222,594	31,183
Mining taxes charged to results			14,599
Supplementary retirement fund charged to results	9,330	2,725	464
Tax expense (income), continuing operations	18,012	53,504	14,763
Sociedad Minera Cerro Verde S.A.A. [Member]
Profit before income tax	$ 835,924	$ 603,989	$ 79,530
Income tax rate	32.00%	32.00%	32.00%
Expected income tax expense	$ 267,496	$ 193,276
Non - deductible expenses	25,217	27,788
Royalty case	(12,029)	0
Special mining tax and mining royalties	(21,704)	(12,084)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 26% to 29.5%)	(1,632)	13,850
Income tax true - ups	10,210	1,677
Others	(4,125)	(1,913)
Current and deferred income tax charges to results	263,433	222,594	$ 31,183
Mining taxes charged to results	213,280	37,763	14,599
Supplementary retirement fund charged to results	9,330	2,725	464
Tax expense (income), continuing operations	$ (486,043)	$ (263,082)	$ (46,246)
Effective income tax	58.14%	43.56%	58.15%